UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 8/31

Date of reporting period: 02/28/2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Essex Environmental Opportunities Fund

Institutional Class (GEOSX)

Investor Class (EEOFX)

Semi-Annual Report

February 28, 2018

Fund Adviser:

Essex Investment Management Company, LLC

125 High Street, 18th Floor

Boston, MA 02110

Toll Free (800) 700-9929

Management’s Discussion of Fund Performance (Unaudited)

The inception of the Essex Environmental Opportunities Fund (the “Fund”) was September 1, 2017. The Fund invests in companies that enable greater natural resource and energy efficiency. The Fund invests in global public equities, across market capitalizations in nine environmental technology themes, with about 40 holdings. The Fund is focused on clean technology and new energy infrastructure, investing in companies that the portfolio management team believes exhibit generally-high growth potential. The Fund is benchmarked to the MSCI World Index (the “Index”), although we would not expect the Fund to perform like the Index.

For the six months ended February 28, 2018, the Fund’s Institutional Class and Investor Class each returned 1.00%, versus 8.52% for the Index. Fund underperformance for the period versus the Index was the result of a significant rally of the largest of the technology stocks from late November to year-end 2017. The large cap leadership of the market dissipated in January, and the Fund had a strong month of performance, as the laggards of the prior month recovered. In February, equity market volatility increased, which the portfolio management team believes stems from global macro-economic and geopolitical concerns, as well as stretched valuations amidst public equities. While the narrowness of the equity market is not indicative of an upcoming market correction, the team believes there is a potential shift in market leadership to smaller companies powering broad market returns. Global growth is still intact and rising, driven by the emerging markets, and improved industrial order growth and consumer spending for the developed economies. The exception is the U.K., which is under a dark Brexit cloud that is causing a pause in economic activity such as factory orders and associated industrial production. Overall, while the team is cautious on valuations, it believes that there is a rotation occurring to smaller cap growth equities. The Fund typically invests in smaller companies, as that is where the portfolio management team finds companies with maximum exposure to long-term secular trends and investment opportunities such as the global need and demand for resource optimization, renewable and sustainable new energy sources, heightened farm productivity, and the more efficient use and reuse of water.

Currently, areas of focus for the Fund are centered on the smart city, and factory automation. In a more competitive global economy where cost of capital is increasing for companies, we believe capital spending will be in favor of high return capital investments such as factory automation. This enables companies to increase productivity and save natural resources (such as water and materials), while improving their environmental footprints. The Fund’s factory automation companies are centered on machine vision

Management’s Discussion of Fund Performance

(Unaudited) (continued)

systems and specific automated production equipment that can save water and energy, such as garment screen printing. In the efficient transport theme, we are focused on electric vehicles (EVs), as the uptake is beginning to occur, and auto manufacturers are beginning to plan EV models for the coming years. The team believes EVs will achieve upfront price parity with internal combustion (ICE) cars in 2026, given battery cost declines, supportive global government policies and broad and appealing product offerings. For example, China is responsible for over 30% of global automotive demand, and will be phasing out ICE cars by 2040. The Fund is focused on EV development by owning the shares of auto suppliers that have differentiated technology that enables auto manufacturers to scale EV development effectively and efficiently.

Investments Results (Unaudited)

Total Returns(a) (for the period ended February 28, 2018)

Essex Fund	Since Inception September 1, 2017
Institutional Class	1.00%
Investor Class	1.00%
MSCI World Index(b)	8.52%

	Expense Ratios(c)
	Institutional Class	Investor Class
Gross	1.89%	2.14%
With Applicable Waivers	1.19%	1.44%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Essex Environmental Opportunities Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-700-9929.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for periods less than a year are not annualized.

(b) The MSCI World Index (the “Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The expense ratios are estimated ratios from the Fund’s initial prospectus dated August 30, 2017. Essex Investment Management Company (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs, (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.18% of the Fund’s average daily net assets. The contractual agreement is in effect through December 31, 2020. Each fee waiver and expense reimbursement by the Adviser to the Fund is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the repayment, whichever is less. Additional information pertaining to the Fund’s expense ratios as of February 28, 2018 can be found on the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-800-700-9929.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

1As	a percent of net assets.

The investment objective of the Essex Environmental Opportunities Fund (the “Fund”) is long-term capital appreciation.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Essex Environmental Opportunities Fund

Schedule of Investments

February 28, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS – 90.44%

Belgium – 3.51%
Materials – 3.51%
Umicore SA (a)	3,597	$202,757

Canada – 2.36%
Materials – 2.36%
Nutrien Ltd. (b)	2,772	136,521

Denmark – 1.02%
Utilities – 1.02%
Orsted A/S (a)	950	59,144

Germany – 5.75%
Industrials – 2.83%
Aumann AG (a)(b)	2,194	163,433

Information Technology – 2.92%
PSI Software AG (a)(b)	7,706	168,899

		332,332

India – 1.93%
Utilities – 1.93%
Azure Power Global Ltd. (b)	6,816	111,442

Ireland – 2.82%
Industrials – 2.82%
Kingspan Group plc (a)	3,855	162,862

Israel – 3.06%
Industrials – 3.06%
Kornit Digital Ltd. (b)	13,800	176,640

Japan – 9.94%
Industrials – 6.45%
FANUC Corporation (a)	931	235,256
Kurita Water Industries Ltd. (a)	4,492	137,301

		372,557

Information Technology – 3.49%
KEYENCE Corporation (a)	333	201,665

		574,222

Netherlands – 7.55%
Industrials – 7.55%
Philips Lighting NV (a)	6,265	248,179
Sensata Technologies Holding NV (b)	3,559	188,129

		436,308

See accompanying notes which are an integral part of the financial statements.

Essex Environmental Opportunities Fund

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS – (continued)
Switzerland – 2.37%
Industrials – 2.37%
SGS SA (a)	54	$137,041

United Kingdom – 5.11%
Consumer Discretionary – 3.03%
Aptiv plc	1,921	175,445

Industrials – 2.08%
Dialight plc (a)(b)	14,994	119,977

		295,422

United States – 45.02%
Financials – 2.01%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,594	116,054

Industrials – 25.82%
Energy Recovery, Inc. (b)	19,697	135,121
Fluence Corp., Ltd. (a)(b)	171,735	60,686
Hudson Technologies, Inc. (b)	23,894	145,754
Johnson Controls International plc	3,288	121,229
Mueller Water Products, Inc., Class A	14,145	155,595
Raven Industries, Inc.	4,919	167,000
Sunrun, Inc. (b)	18,571	124,240
TPI Composites, Inc. (b)	8,618	170,809
Watts Water Technologies, Inc., Class A	2,554	192,827
Xylem, Inc.	2,932	218,669

		1,491,930

Information Technology – 13.04%
Badger Meter, Inc.	3,180	151,368
Cognex Corporation	2,356	126,541
Iteris, Inc. (b)	24,282	135,251
Itron, Inc. (b)	2,380	166,600
Trimble, Inc. (b)	4,574	173,492

		753,252

Materials – 2.28%
Albemarle Corporation	1,309	131,463

Utilities – 1.87%
Pattern Energy Group, Inc.	5,805	107,799

		2,600,498

Total Common Stocks (Cost $5,151,979)		5,225,189

See accompanying notes which are an integral part of the financial statements.

Essex Environmental Opportunities Fund

Schedule of Investments (continued)

February 28, 2018 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS – 9.13%
Fidelity Investments Money Market Government Portfolio – Class I, 1.26% (c)	527,547	$527,547

Total Money Market Funds (Cost $527,547)		527,547

Total Investments – 99.57% (Cost $5,679,526)		5,752,736

Other Assets in Excess of Liabilities – 0.43%		25,008

NET ASSETS – 100.00%		$5,777,744

(a)	Level 2 security. Security is traded on a foreign security exchange and is fair valued by an indepdent pricing service.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of the financial statements.

Essex Environmental Opportunities Fund

Statement of Assets and Liabilities

February 28, 2018 (Unaudited)

Assets
Investments in securities at fair value (cost $5,679,526)	$5,752,736
Dividends receivable	1,498
Receivable from Adviser	11,304
Deferred organizational and offering costs	18,763
Prepaid expenses	13,308
Total Assets	5,797,609
Liabilities
Payable to Administrator	10,928
Accrued 12b-1 fees – Investor Class	1
Other accrued expenses	8,936
Total Liabilities	19,865
Net Assets	$5,777,744
Net Assets consist of:
Paid-in capital	$5,730,776
Accumulated net investment loss	(8,834)
Accumulated net realized loss from investments	(17,408)
Net unrealized appreciation on investments	73,210
Net Assets	$5,777,744
Institutional Class:
Net Assets: Institutional Class	5,774,701
Shares outstanding (unlimited number of shares authorized, no par value)	571,692
Net asset value ("NAV") and offering price per share	$10.10
Investor Class:
Net Assets: Investor Class	3,043
Shares outstanding (unlimited number of shares authorized, no par value)	301
Net asset value ("NAV") and offering price per share	$10.10 (a)
(a)	Per share amounts may not recalculate due to rounding of net assests and/or shares outstanding.

See accompanying notes which are an integral part of the financial statements.

Essex Environmental Opportunities Fund

Statement of Operations

For the period ended February 28, 2018(a) (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $558)	$23,957
Total investment income	23,957
Expenses
Investment Adviser	20,533
Fund accounting	18,190
Administration	11,699
Offering	10,427
Transfer agent	10,424
Legal	8,921
Audit	8,822
Registration	8,001
Organizational	6,485
Compliance Services	5,850
Trustee	5,756
Report printing	4,875
Custodian	2,421
Insurance	785
Pricing	732
12b-1 – Investor Class	3
Miscellaneous	6,331
Total expenses	130,255
Fees waived and expenses reimbursed by Adviser	(97,464)
Net operating expenses	32,791
Net investment loss	(8,834)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(13,387)
Net realized loss on foreign currency translations	(4,021)
Net change in unrealized appreciation of investment securities	73,210
Net realized and change in unrealized gain on investments	55,802
Net increase in net assets resulting from operations	$46,968
(a)	For the period September 1, 2017 (commencement of operations) to February 28, 2018.

See accompanying notes which are an integral part of the financial statements.

Essex Environmental Opportunities Fund

Statement of Changes in Net Assets

For the Period Ended February 28, 2018(a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(8,834)
Net realized loss on investment securities transactions	(17,408)
Net change in unrealized appreciation of investment securities	73,210
Net increase in net assets resulting from operations	46,968
Capital Transactions – Institutional Class
Proceeds from shares sold	5,727,766
Total Institutional Class	5,727,766
Capital Transactions – Investor Class
Proceeds from shares sold	3,010
Total Investor Class	3,010
Net increase in net assets resulting from capital transactions	5,730,776
Total Increase in Net Assets	5,777,744
Beginning of period	–
End of period	$5,777,744
Accumulated net investment loss	$(8,834)
Share Transactions – Institutional Class
Shares sold	571,692
Total Institutional Class	571,692
Share Transactions – Investor Class	571,692
Shares sold	301
Total Investor Class	301
Net increase in shares outstanding	571,993
(a)	For the period September 1, 2017 (commencement of operations) to February 28, 2018.

See accompanying notes which are an integral part of the financial statements.

Essex Environmental Opportunities Fund – Institutional Class

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended February 28, 2018(a)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:

Net investment loss	(0.02)

Net realized and unrealized gain	0.12

Total from investment operations	0.10

Net asset value, end of period	$10.10

Total Return(b)	1.00	%(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$5,775

Ratio of net expenses to average net assets	1.18	%(d)

Ratio of gross expenses to average net assets before waiver and reimbursement	4.76	%(d)

Ratio of net investment income to average net assets	(0.32	)%(d)

Portfolio turnover rate	14	%(c)

(a)	For the period September 1, 2017 (commencement of operations) to February 28, 2018.
(b)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of the financial statements.

Essex Environmental Opportunities Fund – Investor Class

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended February 28, 2018(a)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:

Net investment loss	(0.03)

Net realized and unrealized gain	0.13

Total from investment operations	0.10

Net asset value, end of period	$10.10

Total Return(b)	1.00	%(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$3

Ratio of net expenses to average net assets	1.43	%(d)

Ratio of gross expenses to average net assets before waiver and reimbursement	4.95	%(d)

Ratio of net investment income to average net assets	(0.55	)%(d)

Portfolio turnover rate	14	%(c)

(a)	For the period September 1, 2017 (commencement of operations) to February 28, 2018.
(b)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of the financial statements.

Essex Environmental Opportunities Fund

Notes to the Financial Statements

February 28, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Essex Environmental Opportunities Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 7, 2017. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is Essex Investment Management Company, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund with each other share of that class and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject

Essex Environmental Opportunities Fund

Notes to the Financial Statements (continued)

February 28, 2018 (Unaudited)

to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended February 28, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the entire Fund.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Organization and Offering Costs – The Adviser advanced some of the Fund’s organization and initial offering costs and was subsequently reimbursed by the Fund. Costs of $22,043 incurred in connection with the offering and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations. As of February 28, 2018, the amount of the offering and organizational costs remaining to amortize is $18,763.

Essex Environmental Opportunities Fund

Notes to the Financial Statements (continued)

February 28, 2018 (Unaudited)

NOTE 3 – SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is most significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Essex Environmental Opportunities Fund

Notes to the Financial Statements (continued)

February 28, 2018 (Unaudited)

The Fund has instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges are valued by an independent fair value pricing service. The pricing service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. The measure is based on a comparison between the S&P 500® Index at the time of London market close to the S&P 500® Index at the time of the New York market close.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at February 28, 2018 in valuing the Fund’s investments:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,327,987	$1,897,202	$–	$5,225,189
Money Market Securities	527,547	–	–	527,547
Total	$3,855,534	$1,897,202	$–	$5,752,736
*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of February 28, 2018, based on input levels assigned on September 1, 2017 (commencement of operations).

Essex Environmental Opportunities Fund

Notes to the Financial Statements (continued)

February 28, 2018 (Unaudited)

NOTE 4 – FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the period ended February 28, 2018, the Adviser earned a fee of $20,533 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.18% of the average daily net assets of the Fund. The contractual agreement is in place through December 31, 2020. For the period ended February 28, 2018, the Adviser waived fees and reimbursed expenses in the amount of $97,464 for the Fund. At February 28, 2018, the Adviser owed the Fund $11,304.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within three years following the date in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. As of February 28, 2018, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount of $97,464, pursuant to the aforementioned, conditions, from the Fund no later than February 28, 2021.

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the period ended February 28, 2018, the Administrator earned fees of $11,699 for administration services, $18,190 for fund accounting services, $10,424 for transfer agent services, and $5,850 for compliance services. At February 28, 2018, the Fund owed the Administrator $10,928 for such services.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

Essex Environmental Opportunities Fund

Notes to the Financial Statements (continued)

February 28, 2018 (Unaudited)

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $2,300 per Fund from the Trust. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred by the Recipient. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the period ended February 28, 2018, Investor Class shares’ 12b-1 Expenses incurred by the Fund were $3. The Fund owed $1 for Investor Class 12b-1 Expenses as of February 28, 2018.

NOTE 5 – INVESTMENT TRANSACTIONS

For the period ended February 28, 2018, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	$5,907,883
Sales	$742,517

There were no purchases or sales of long-term U.S. government obligations during the period ended February 28, 2018.

NOTE 6 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At February 28, 2018, Joseph C. McNay owned 82.54% of the Fund. As a result, Joseph C. McNay may be deemed to control the Fund.

Essex Environmental Opportunities Fund

Notes to the Financial Statements (continued)

February 28, 2018 (Unaudited)

NOTE 7 – FEDERAL TAX INFORMATION

As of February 28, 2018, the net unrealized appreciation of investments for tax purposes was as follows:

Gross unrealized appreciation	$364,529
Gross unrealized depreciation	(291,319)
Net unrealized appreciation on investments	$73,210

At February 28, 2018, the aggregate cost of securities for federal income tax purposes was $5,679,526 for the Fund.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since February 28, 2018, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from September 1, 2017 to February 28, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period(1)	Annualized Expense Ratio
Essex Environmental Opportunities Fund – Institutional Class
Actual	$1,000.00	$1,010.00	$5.88	1.18%
Hypothetical(2)	$1,000.00	$1,018.94	$5.91	1.18%
Essex Environmental Opportunities Fund – Investor Class
Actual	$1,000.00	$1,010.00	$7.13	1.43%
Hypothetical(2)	$1,000.00	$1,017.70	$7.15	1.43%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)	Assumes a 5% annual return before expenses.

Management Agreement Approval (Unaudited)

The Essex Environmental Opportunities Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the approval of the Fund’s management agreement with its investment adviser, Essex Investment Management Company, LLC (“Essex”).

The Board, with the assistance of the Board’s Advisory Contract Renewal Committee (the “Committee”), requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Committee convened on August 1, 2017 via teleconference to consider the approval of the management agreement between the Trust and Essex. At the Committee meeting, the Committee reviewed and discussed materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator for the Fund. At the Trustees’ quarterly meeting held in August 2017, the Committee and the Board interviewed certain executives of Essex, including its Co-Chief Executive Officer & Senior Portfolio Manager and its Senior Vice President & Senior Portfolio Manager. The Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Essex (the “Independent Trustees”), approved the management agreement between the Trust and Essex for an initial period of two years. The Trustees’ approval of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Essex proposed to provide to the Fund, which included, but were not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Essex’s portfolio managers who would be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Essex who would provide services to the Fund. The Trustees concluded that Essex has adequate resources to provide satisfactory investment management services to the Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed the performance of Essex’s composite account that has a comparable strategy to that of the proposed Fund. The Trustees observed that the composite (net of a 1.00% advisory fee) outperformed the MSCI World Index for the one-year period, but underperformed for the three-year period, and slightly underperformed for the five-year and since inception (June 30, 2009) periods. The Trustees observed that the composite underperformed the Morningstar World Small/Mid category for the one-, three- and five-year periods. The Trustees considered Essex’s explanation that Essex’s goal is to outperform the index over the longer term, and noted that the composite performance was very close to that of the index over the five-year and since inception periods. It was the consensus of the Trustees that it was reasonable to conclude that Essex has the ability to manage the Fund successfully from a performance standpoint.

Management Agreement Approval (Unaudited) (continued)

(iii) Fee Rate and Profitability. The Trustees noted that the proposed gross management fee for the Fund was slightly higher than the average, and below the median, for funds anticipated to be of comparable size in the Morningstar World Small/Mid category. The Trustees also considered that Essex has agreed to waive its management fees and/or reimburse expenses of the Fund through December 31, 2020, in an amount that would result in an estimated net advisory fee of five basis points for the first year of operations. The Trustees also considered information provided by Essex regarding the management fee it charges for managing separate accounts using the same strategy it uses to manage the Fund. The Trustees noted that the management fee for separate accounts is higher than the Fund’s gross management fee. The Trustees noted that Essex did not anticipate that it would earn a profit as a result of managing the Fund for the first two years of operation.

The Trustees recalled their review of the Fund’s proposed 12b-1 Plan in advance of this meeting and considered other potential benefits that Essex may receive in connection with its management of the Fund. The Trustees noted Essex’s representation that it does not intend to enter into soft-dollar arrangements on behalf of the Fund. After considering the above information, the Trustees concluded that the proposed advisory fee for the Fund represents reasonable compensation in light of the nature and quality of Essex’s proposed services to the Fund, the fees paid by comparable mutual funds, and the anticipated profitability of Essex’s services to the Fund.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Essex will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the anticipated size of the Fund during the first two years of operation and Essex’s level of profitability in managing the Fund, it does not appear that Essex will realize benefits from economies of scale in managing the Fund to such an extent that the management fee for the Fund should be reduced or that breakpoints in the advisory fee should be implemented at this time.

Other Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (800) 700-9929 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 700-9929 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Essex Investment Management Company, LLC

125 High Street, 18th Floor

Boston, MA 02110

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Tactical Multi-Purpose Fund

Semi-Annual Report

February 28, 2018

(Unaudited)

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive

Camas, Washington 98607

1-800-550-1071

TACTICAL MULTI-PURPOSE FUND

INVESTMENT RESULTS (UNAUDITED)

Total Return(a)

(for the periods ended February 28, 2018)

	Six Months	Since Inception (3/30/17)
Tactical Multi-Purpose Fund	(0.30)%	(0.50)%
ICE BofA ML 3-Month
U.S. Treasury Bill Index(b)	0.59%	0.98%

Total annual operating expenses, as disclosed in the Tactical Multi-Purpose Fund (the “Fund”) prospectus dated December 29, 2017, were 558.98% of average daily net assets (1.00% after fee waivers/expense reimbursements). Fisher Asset Management, LLC (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers; and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business)). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each expense reimbursement is subject to repayment by the Fund within three years following the date the particular expense occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that was in effect at the time of the reimbursement and at the time of the repayment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2018 can be found in the financial highlights.

1

TACTICAL MULTI-PURPOSE FUND

INVESTMENT RESULTS (UNAUDITED) - CONTINUED

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-550-1071.

(a)	Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.
(b)	The ICE BofA ML 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. An individual cannot invest directly in an index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

2

TACTICAL MULTI-PURPOSE FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2018 (UNAUDITED)

Assets
Cash and cash equivalents	$18,980
Interest receivable	5
Receivable from Adviser	9,125
Prepaid expenses	2,937

Total Assets	31,047

Liabilities
Payable to Administrator	4,279
Other accrued expenses	1,872

Total Liabilities	6,151

Net Assets	$24,896

Net Assets consist of:
Paid-in capital	$25,010
Accumulated net investment loss	(114)

Net Assets	$24,896

Shares outstanding (unlimited number of shares authorized, no par value)	2,501

Net asset value (“NAV”) offering and redemption price per share	$9.95

See accompanying notes which are an integral part of the financial statements.

3

TACTICAL MULTI-PURPOSE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2018 (UNAUDITED)

Investment Income
Interest income	$62

Total investment income	62

Expenses
Legal	9,072
Administration	7,439
Fund accounting	7,439
Trustee	5,834
Transfer agent	5,951
Compliance Services	5,951
Audit	5,251
Report printing	3,257
Custodian	2,486
Registration	100
Investment Adviser	31
Miscellaneous	4,868

Total expenses	57,679
Fees waived and expenses reimbursed by Adviser	(57,555)

Net operating expenses	124

Net investment loss	(62)

Net decrease in net assets resulting from operations	$(62)

See accompanying notes which are an integral part of the financial statements.

4

TACTICAL MULTI-PURPOSE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period Ended August 31, 2017 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(62)	$(52)

Net decrease in net assets resulting from operations	(62)	(52)

Capital Transactions
Proceeds from shares sold	—	25,050
Amount paid for shares redeemed	—	(40)

Net increase in net assets resulting from capital transactions	—	25,010

Total Increase (Decrease) in Net Assets	(62)	24,958

Net Assets
Beginning of period	24,958	—

End of period	$24,896	$24,958

Accumulated net investment loss	$(114)	$(52)

Share Transactions
Shares sold	—	2,505
Shares redeemed	—	(4)

Net increase in shares outstanding	—	2,501

(a)	For the period March 30, 2017 (commencement of operations) through August 31, 2017.

See accompanying notes which are an integral part of the financial statements.

5

TACTICAL MULTI-PURPOSE FUND

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING DURING EACH OF THE PERIODS PRESENTED)

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period Ended August 31, 2017 (a)
Selected Per Share Data
Net asset value, beginning of period	$9.98		$10.00

Income from investment operations:
Net investment loss	(0.03)		(0.02)

Total from investment operations	(0.03)		(0.02)

Net asset value, end of period	$9.95		$9.98

Total Return	(0.30	)%(b)	(0.20	)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)	$25		$25
Ratio of net expenses to average net assets	1.00	%(c)	1.00	%(c)
Ratio of gross expenses to average net assets before waiver and reimbursement	466.57	%(c)	558.98	%(c)
Ratio of net investment loss to average net assets	(0.50	)%(c)	(0.49	)%(c)
Portfolio turnover rate	0	%(b)	0	%(b)

(a)	For the period March 30, 2017 (commencement of operations) to August 31, 2017.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of the financial statements.

6

TACTICAL MULTI-PURPOSE FUND

NOTES TO THE FINANCIAL STATEMENTS

FEBRUARY 28, 2018 (UNAUDITED)

NOTE 1. ORGANIZATION

The Tactical Multi-Purpose Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 4.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

7

TACTICAL MULTI-PURPOSE FUND

NOTES TO THE FINANCIAL STATEMENTS - CONTINUED

As of and during the six months ended February 28, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Cash and Cash Equivalents – The Fund currently holds its entire cash position in a cash equivalent deposit account, due to its small asset size. As net assets grow, the Fund anticipates making investments in order to more closely pursue its stated objective.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual issuer or security in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

8

TACTICAL MULTI-PURPOSE FUND

NOTES TO THE FINANCIAL STATEMENTS - CONTINUED

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and

9

TACTICAL MULTI-PURPOSE FUND

NOTES TO THE FINANCIAL STATEMENTS - CONTINUED

other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The Fund did not hold any investments during the reporting period in which other significant observable inputs were used in determining fair value. The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of February 28, 2018, based on input levels assigned on August 31, 2017.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended February 28, 2018, the Adviser earned a fee of $31 from the Fund before the waiver and reimbursement described below.

The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and

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TACTICAL MULTI-PURPOSE FUND

NOTES TO THE FINANCIAL STATEMENTS - CONTINUED

commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers; and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business)). This expense cap may not be terminated prior to this date except by the Board of Trustees.

Each expense reimbursement (but not management fee waiver) is subject to repayment by the Fund, to the Adviser, within three years following the date the particular expense occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that was in effect at the time of the reimbursement and at the time of the repayment. As of February 28, 2018, the Adviser may seek repayment of expense reimbursements in the amount of $116,342 from the Fund no later than February 28, 2021.

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended February 28, 2018, the Administrator earned fees of $7,439 for administration services, $7,439 for fund accounting services, $5,951 for transfer agent services and $5,951 for compliance services. At February 28, 2018, the Fund owed the Administrator $4,279 for such services.

Certain officers of the Trust are employees of the Administrator or Unified Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $2,300 per Fund from the Trust. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

11

TACTICAL MULTI-PURPOSE FUND

NOTES TO THE FINANCIAL STATEMENTS - CONTINUED

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2018, there were no purchases or sales of investment securities, other than short-term investments.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At February 28, 2018, the Adviser owned 100% of the Fund. As a result, the Adviser may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At February 28, 2018, the gross appreciation and depreciation of investments and aggregate cost of securities for federal income tax purposes was zero.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since February 28, 2018, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

12

TACTICAL MULTI-PURPOSE FUND

SUMMARY OF FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from September 1, 2017 to February 28, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid	Annualized
	September 1,	February 28,	During	Expense
	2017	2018	Period (a)	Ratio
Actual	$1,000.00	$997.00	$4.95	1.00%
Hypothetical (b)	$1,000.00	$1,019.84	$5.01	1.00%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Assumes a 5% return before expenses.

13

TACTICAL MULTI-PURPOSE FUND

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

14

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (800) 550-1071 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Kenneth G.Y. Grant, Chairman	PUBLIC ACCOUNTING FIRM
Daniel J. Condon	Cohen & Company, Ltd.
Gary E. Hippenstiel	1350 Euclid Avenue, Suite 800
Nancy V. Kelly	Cleveland, OH 44115
Stephen A. Little
Ronald C. Tritschler	LEGAL COUNSEL
Thompson Hine LLP
OFFICERS	312 Walnut St., 14th Floor
David R. Carson, President	Cincinnati, OH 45202

Zachary P. Richmond, Treasurer and Chief Financial Officer	CUSTODIAN
Lynn E. Wood, Chief Compliance Officer	MUFG Union Bank N.A.
350 California Street, Suite 2018
INVESTMENT ADVISER	San Francisco, CA 94104
Fisher Asset Management, LLC
5525 NW Fisher Creek Drive	ADMINISTRATOR, TRANSFER
Camas, WA 98607	AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
DISTRIBUTOR	225 Pictoria Drive, Suite 450
Ultimus Fund Distributors, LLC	Cincinnati, OH 45246
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE - disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date 4/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date 4/25/18

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 4/25/18